Impairment of intangible assets and property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2025
Impairment Of Assets [Abstract]
Summary of Net Impairment Losses of Other Intangible Assets	In 2025, 2024 and 2023, impairment testing of other intangible assets (excluding software) resulted in the recognition of net impairment losses as shown below :

(€ million)	2025	2024	2023
Impairment of other intangible assets, net of reversals (excluding software)	2,241	265	932
Marketed products	56	(167)	—
Biopharma(a)	56	(167)	—
Research and development projects and technology platforms(b)(c)(d)	2,185	415	896
Others	—	17	36
(a) For 2024, this comprises a reversal of €167 million in connection with the disposal of Enjaymo.
(b) For 2025, this amount primarily comprises a €1,663 million impairment loss recognized on tolebrutinib, a drug candidate in the registration phase targeting multiple sclerosis, reflecting the reduced probability of approval arising from the negative PERSEUS Phase 3 study results in Primary
Progressive Multiple Sclerosis (PPMS) and the recent interactions with the FDA and EMA on Secondary Progressive Multiple Sclerosis (SPMS). Other
impairment losses amounting to €522 million were also recorded against various other research and development projects.
(c)For 2024, the net impairment loss of €415 million comprises (i) impairment losses of €640 million against various research and development projects
(including a €239 million loss resulting from the decision taken in February 2025 to discontinue a Phase 3 clinical study investigating of a vaccine candidate to prevent invasive E.coli disease) and (ii) an impairment reversal of €225 million recognized in connection with the disposal of the ProXTen technology platform.
(d)For 2023, this amount mainly comprises an impairment loss of €833 million, reflecting the impact of the strategic decision to de-prioritize certain R&D programs, in particular those related to the NK Cell and ProXTen technology platforms.
As required by IFRS 5, the other intangible assets of Opella were measured in accordance with IAS 36 immediately before their reclassification as of December 31, 2024 as assets held for sale; this assessment did not result in any impairment of their carrying amount being recognized.